Supplement dated June 16, 1998 to the
                 Prospectus for the Pilgrim America Elite Series
                             Dated November 1, 1997

         Paragraph number (2) under the caption "Special Purchases without a Sales Charge" on page 17 is hereby replaced with the following paragraph:

2) Any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and which unaffiliated fund was: with respect to purchases of the MagnaCap Fund, a domestic growth fund, with respect to purchases of the High Yield Fund, a high yield bond fund, and with respect to purchases of the Government Securities Income Fund, a government securities fund.

                      Supplement dated June 16, 1998 to the
                       Statement of Additional Information
                for the Pilgrim America High Yield Fund series of
                     Pilgrim America Investment Funds, Inc.
                             Dated November 1, 1997


         The following disclosure is added to the Statement of Additional Information, and this disclosure also effectively modifies current disclosure in the Prospectus for the Pilgrim America Elite Series dated November 1, 1997 regarding this type of dealer concession:

                  The  Distributor  of the Trust may,  at its own  expense,  pay concessions to dealers which may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.30% of the value of the Funds' shares sold by the dealer during a particular period.

                      Supplement dated June 16, 1998 to the
                       Statement of Additional Information
                 for the Pilgrim America MagnaCap Fund series of
                     Pilgrim America Investment Funds, Inc.
                             Dated November 1, 1997


         The following disclosure is added to the Statement of Additional Information, and this disclosure also effectively modifies current disclosure in the Prospectus for the Pilgrim America Elite Series dated November 1, 1997 regarding this type of dealer concession:

                  The  Distributor  of the Trust may,  at its own  expense,  pay concessions to dealers which may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.30% of the value of the Funds' shares sold by the dealer during a particular period.